STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

June 30, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.1%
Advertising - 1.0%
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	2,248,000	[b]	2,160,890
Aerospace & Defense - 3.0%
Bombardier, Sr. Unscd. Notes		6.13	1/15/2023	785,000	[b,c]	540,708
Bombardier, Sr. Unscd. Notes		7.50	3/15/2025	2,105,000	[b,c]	1,380,301
Signature Aviation US Holdings, Gtd. Notes		4.00	3/1/2028	645,000	[b]	584,009
TransDigm, Gtd. Notes		6.50	5/15/2025	510,000	[c]	478,224
TransDigm, Sr. Scd. Notes		6.25	3/15/2026	1,685,000	[b,c]	1,686,853
TransDigm, Sr. Scd. Notes		8.00	12/15/2025	310,000	[b,c]	327,163
TransDigm UK Holdings, Gtd. Notes		6.88	5/15/2026	1,440,000		1,344,326
					6,341,584
Airlines - .6%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	825,000	[b]	777,389
Delta Air Lines, Sr. Scd. Notes		7.00	5/1/2025	410,000	[b]	423,661
					1,201,050
Automobiles & Components - 5.7%
American Axle & Manufacturing, Gtd. Notes		6.25	4/1/2025	1,110,000	[c]	1,093,023
Clarios Global, Gtd. Notes		8.50	5/15/2027	2,905,000	[b]	2,926,715
Clarios Global, Sr. Scd. Notes		6.25	5/15/2026	835,000	[b,c]	864,784
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	1,295,000	[b]	1,202,731
Ford Motor, Sr. Unscd. Notes		8.50	4/21/2023	1,055,000		1,117,641
Ford Motor, Sr. Unscd. Notes		9.00	4/22/2025	1,030,000		1,115,619
Ford Motor Credit, Sr. Unscd. Notes		4.06	11/1/2024	200,000		191,105
Ford Motor Credit, Sr. Unscd. Notes		4.27	1/9/2027	200,000		187,691
Ford Motor Credit, Sr. Unscd. Notes	GBP	4.54	3/6/2025	585,000		689,898
Ford Motor Credit, Sr. Unscd. Notes		4.54	8/1/2026	250,000		239,688
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	1,620,000		1,586,733
Ford Motor Credit, Sr. Unscd. Notes		5.13	6/16/2025	445,000		447,127
Ford Motor Credit, Sr. Unscd. Notes		5.58	3/18/2024	580,000		586,824
					12,249,579
Banks - .3%
Citigroup, Jr. Sub. Bonds		5.95	1/30/2023	560,000		556,480
Building Materials - 1.7%
Cornerstone Building Brands, Gtd. Notes		8.00	4/15/2026	2,490,000	[b]	2,516,531
Griffon, Gtd. Notes		5.75	3/1/2028	1,215,000	[c]	1,202,850
					3,719,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.1% (continued)
Chemicals - 4.7%
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	230,000	[b,c]	196,319
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	1,530,000	[b]	1,305,266
CVR Partners, Scd. Notes		9.25	6/15/2023	2,320,000	[b]	2,279,644
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	1,995,000	[b,c]	1,961,334
Kraton Polymers, Gtd. Notes		7.00	4/15/2025	335,000	[b,c]	337,851
Tronox, Sr. Scd. Notes		6.50	5/1/2025	622,000	[b,c]	626,276
Venator Finance, Gtd. Notes		5.75	7/15/2025	1,670,000	[b,c]	1,192,823
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	2,120,000	[b]	2,162,400
					10,061,913
Collateralized Loan Obligations Debt - 4.5%
Battalion VII CLO, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +6.31%		7.44	7/17/2028	375,000	[b,d]	340,511
Chenango Park CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.80%		7.02	4/15/2030	1,000,000	[b,d]	873,911
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		6.14	4/18/2031	2,000,000	[b,d]	1,682,992
Crown Point 8 CLO, Ser. 2019-8A, Cl. E, 3 Month LIBOR +7.10%		8.24	10/20/2032	2,000,000	[b,d]	1,882,786
Octagon Investment Partners 33 CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR +6.30%		7.44	1/20/2031	1,525,000	[b,d]	1,335,367
Octagon Investment Partners 39 CLO, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%		6.89	10/20/2030	2,000,000	[b,d]	1,766,362
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		7.18	4/17/2031	2,000,000	[b,d]	1,495,354
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		6.23	5/20/2031	375,000	[b,d]	311,372
					9,688,655
Commercial & Professional Services - 4.3%
Ahern Rentals, Scd. Notes		7.38	5/15/2023	730,000	[b]	353,061
APX Group, Sr. Scd. Notes		6.75	2/15/2027	1,170,000	[b,c]	1,095,962
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,160,000		985,644
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	1,930,000	[b]	1,802,109
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	1,235,000	[b]	1,166,692
Verisure Midholding, Gtd. Bonds	EUR	5.75	12/1/2023	420,000	[b]	474,649
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	2,035,000	[b]	2,198,461
WW International, Gtd. Notes		8.63	12/1/2025	1,220,000	[b,c]	1,260,412
					9,336,990
Consumer Discretionary - 9.1%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,650,000	[b,c]	1,514,692
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	1,335,000	[b]	1,314,975

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.1% (continued)
Consumer Discretionary - 9.1% (continued)
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	1,180,000	[b,c]	1,157,138
Boyd Gaming, Gtd. Notes		6.38	4/1/2026	235,000	[c]	223,694
Boyd Gaming, Sr. Unscd. Notes		8.63	6/1/2025	274,000	[b]	286,844
Colt Merger Sub, Sr. Scd. Notes		5.75	7/1/2025	305,000	[b]	307,288
Colt Merger Sub, Sr. Scd. Notes		6.25	7/1/2025	1,750,000	[b]	1,740,725
Colt Merger Sub, Sr. Unscd. Notes		8.13	7/1/2027	960,000	[b]	936,000
Core & Main, Sr. Unscd. Notes		6.13	8/15/2025	891,000	[b]	890,791
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	2,480,000	[b]	2,491,458
Eldorado Resorts, Gtd. Notes		7.00	8/1/2023	725,000	[c]	747,732
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	660,000	[b]	645,150
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	1,492,000	[b]	1,459,348
Picasso Finance Sub, Sr. Scd. Notes		6.13	6/15/2025	173,000	[b]	176,676
Scientific Games International, Gtd. Notes		8.25	3/15/2026	1,540,000	[b]	1,369,376
Scientific Games International, Sr. Scd. Notes		5.00	10/15/2025	490,000	[b,c]	454,122
Station Casinos, Gtd. Notes		4.50	2/15/2028	332,000	[b,c]	279,918
Taylor Morrison Communities, Gtd. Notes		5.88	1/31/2025	2,270,000	[b,c]	2,314,696
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	545,000	[b,c]	565,721
TRI Pointe Group, Gtd. Notes		5.70	6/15/2028	210,000	[c]	214,200
Williams Scotsman International, Sr. Scd. Notes		6.88	8/15/2023	245,000	[b,c]	252,376
Winnebago Industries, Sr. Scd. Notes		6.25	7/15/2028	165,000		165,000
					19,507,920
Diversified Financials - 6.8%
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	610,000	[b]	622,499
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	2,340,000	[b,c]	2,000,946
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	955,000		1,118,079
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	2,015,000	[c]	2,022,496
Jerrold Finco, Sr. Scd. Bonds	GBP	4.88	1/15/2026	750,000	[b]	855,258
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	1,775,000	[b,c]	1,689,303
Nationstar Mortgage Holdings, Gtd. Notes		8.13	7/15/2023	2,260,000	[b]	2,325,099
Navient, Sr. Unscd. Notes		5.50	1/25/2023	605,000	[c]	581,934
Navient, Sr. Unscd. Notes		5.88	10/25/2024	915,000		862,383
Navient, Sr. Unscd. Notes		7.25	9/25/2023	855,000	[c]	838,332
Navient, Sr. Unscd. Notes		7.25	1/25/2022	1,025,000		1,029,843

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.1% (continued)
Diversified Financials - 6.8% (continued)
Quicken Loans, Gtd. Notes	5.75	5/1/2025	670,000	[b,c]	686,680
				14,632,852
Electronic Components - 2.9%
Energizer Holdings, Gtd. Notes	6.38	7/15/2026	1,246,000	[b]	1,291,442
Energizer Holdings, Gtd. Notes	7.75	1/15/2027	1,649,000	[b]	1,762,097
TTM Technologies, Gtd. Notes	5.63	10/1/2025	920,000	[b]	915,883
Wesco Distribution, Gtd. Notes	7.13	6/15/2025	780,000	[b]	824,616
Wesco Distribution, Gtd. Notes	7.25	6/15/2028	1,400,000	[b,c]	1,479,898
				6,273,936
Energy - 16.4%
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	345,000	[b,c]	273,638
Apache, Sr. Unscd. Notes	4.38	10/15/2028	671,000		592,818
Apache, Sr. Unscd. Notes	5.10	9/1/2040	893,000	[c]	734,722
Apache, Sr. Unscd. Notes	5.35	7/1/2049	220,000	[c]	175,720
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	1,620,000	[b,c]	1,447,567
Continental Resources, Gtd. Notes	4.50	4/15/2023	700,000		669,935
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	2,060,000	[b]	1,723,901
Crestwood Midstream Partners, Gtd. Notes	6.25	4/1/2023	510,000		455,229
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	1,580,000	[b]	1,420,997
CVR Energy, Gtd. Bonds	5.75	2/15/2028	1,695,000	[b]	1,487,362
DCP Midstream Operating, Gtd. Notes	5.38	7/15/2025	1,670,000	[c]	1,662,677
Enviva Partners, Gtd. Notes	6.50	1/15/2026	1,845,000	[b]	1,922,259
EQM Midstream Partners, Sr. Unscd. Notes	4.75	7/15/2023	455,000	[c]	459,778
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	510,000		486,912
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	485,000	[b]	491,063
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	605,000	[b,c]	621,232
EQT, Sr. Unscd. Notes	6.13	2/1/2025	910,000	[c]	908,417
Genesis Energy, Gtd. Notes	6.00	5/15/2023	520,000		469,895
Genesis Energy, Gtd. Notes	6.50	10/1/2025	2,745,000	[c]	2,355,526
Genesis Energy, Gtd. Notes	7.75	2/1/2028	785,000		699,388
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	545,000		377,244
Laredo Petroleum, Gtd. Notes	10.13	1/15/2028	125,000	[c]	86,563
Matador Resources, Gtd. Notes	5.88	9/15/2026	880,000	[c]	653,286
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	800,000		688,864

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.1% (continued)
Energy - 16.4% (continued)
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	610,000		600,850
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	1,410,000		1,317,060
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	2,255,000		2,257,819
PBF Holding, Gtd. Notes	6.00	2/15/2028	925,000	[b,c]	770,063
PBF Holding, Sr. Scd. Notes	9.25	5/15/2025	1,062,000	[b,c]	1,135,676
PDC Energy, Gtd. Notes	5.75	5/15/2026	150,000	[c]	136,973
PDC Energy, Gtd. Notes	6.13	9/15/2024	905,000		844,949
Precision Drilling, Gtd. Notes	7.13	1/15/2026	250,000	[b,c]	153,390
Precision Drilling, Gtd. Notes	7.75	12/15/2023	455,000		313,333
Shelf Drilling Holdings, Gtd. Notes	8.25	2/15/2025	1,270,000	[b]	575,456
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	1,070,000		939,947
Targa Resources Partners, Gtd. Notes	6.88	1/15/2029	1,250,000		1,313,281
Transocean Poseidon, Sr. Scd. Notes	6.88	2/1/2027	602,000	[b]	520,730
Transocean Sentry, Sr. Scd. Notes	5.38	5/15/2023	615,000	[b]	528,900
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	1,738,000		1,683,409
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	855,000		807,975
WPX Energy, Sr. Unscd. Notes	5.25	9/15/2024	225,000		222,326
WPX Energy, Sr. Unscd. Notes	5.75	6/1/2026	300,000		291,872
				35,279,002
Environmental Control - 2.5%
Covanta Holding, Sr. Unscd. Notes	5.88	7/1/2025	2,270,000	[c]	2,306,649
GFL Environmental, Sr. Unscd. Notes	7.00	6/1/2026	988,000	[b,c]	1,031,037
Harsco, Gtd. Notes	5.75	7/31/2027	1,210,000	[b]	1,216,086
Waste Pro USA, Sr. Unscd. Notes	5.50	2/15/2026	920,000	[b,c]	880,803
				5,434,575
Food Products - 2.0%
Albertsons, Gtd. Notes	6.63	6/15/2024	1,130,000	[c]	1,159,380
Albertsons, Gtd. Notes	7.50	3/15/2026	495,000	[b,c]	537,372
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/2031	2,390,000		2,688,750
				4,385,502
Forest Products & Paper - .9%
Mercer International, Sr. Unscd. Notes	7.38	1/15/2025	1,870,000		1,866,297
Health Care - 14.8%
Avantor, Sr. Unscd. Notes	9.00	10/1/2025	4,160,000	[b,c]	4,487,600
Bausch Health, Gtd. Notes	5.25	1/30/2030	230,000	[b]	218,470
Bausch Health, Gtd. Notes	6.13	4/15/2025	1,340,000	[b,c]	1,361,011
Bausch Health, Gtd. Notes	6.25	2/15/2029	1,150,000	[b,c]	1,157,906
Bausch Health, Gtd. Notes	7.25	5/30/2029	650,000	[b]	683,030

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.1% (continued)
Health Care - 14.8% (continued)
Bausch Health, Gtd. Notes		9.00	12/15/2025	2,055,000	[b]	2,216,133
Bausch Health Americas, Gtd. Notes		9.25	4/1/2026	1,850,000	[b,c]	2,009,470
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	1,604,000	[b,c]	1,511,770
LifePoint Health, Sr. Scd. Notes		6.75	4/15/2025	675,000	[b]	698,625
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	2,395,000	[b]	2,440,457
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	530,000	[b,c]	539,606
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	3,235,000	[b,c]	2,856,877
Select Medical, Gtd. Notes		6.25	8/15/2026	985,000	[b,c]	997,982
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	770,000	[b]	772,741
Synlab Unsecured Bondco, Gtd. Bonds	EUR	8.25	7/1/2023	665,000	[b]	767,823
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	1,680,000	[b]	1,672,642
Tenet Healthcare, Sr. Scd. Notes		7.50	4/1/2025	170,000	[b]	181,369
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/2023	2,060,000		2,046,610
Tenet Healthcare, Sr. Unscd. Notes		8.13	4/1/2022	1,930,000		2,029,974
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	3,160,000	[b,c]	3,067,143
					31,717,239
Industrial - 5.0%
ATS Automation Tooling Systems, Gtd. Notes		6.50	6/15/2023	725,000	[b]	730,361
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	1,480,000	[b]	1,336,610
Clark Equipment, Sr. Scd. Notes		5.88	6/1/2025	230,000	[b]	236,181
Gates Global, Gtd. Notes		6.25	1/15/2026	1,890,000	[b]	1,875,031
General Electric, Jr. Sub. Debs., Ser. D		5.00	1/21/2021	1,500,000		1,179,968
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	1,635,000	[b]	1,578,797
Stevens Holding, Gtd. Notes		6.13	10/1/2026	415,000	[b]	435,152
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,285,000	[b]	1,219,664
Vertical Holdco GmbH, Gtd. Notes		7.63	7/15/2028	200,000		200,000
Vertical US Newco, Sr. Scd. Notes		5.25	7/15/2027	395,000		395,000
Welbilt, Gtd. Notes		9.50	2/15/2024	1,600,000		1,536,000
					10,722,764
Information Technology - 6.3%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	565,000	[b,c]	569,884
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	1,970,000	[b,c]	1,991,709
Boxer Parent, Sr. Scd. Notes		7.13	10/2/2025	440,000	[b]	462,957
Change Healthcare Holdings, Gtd. Notes		5.75	3/1/2025	2,055,000	[b]	2,034,080
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	3,590,000	[b,c]	3,742,952

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.1% (continued)
Information Technology - 6.3% (continued)
Rackspace Hosting, Gtd. Notes		8.63	11/15/2024	825,000	[b]	840,675
RP Crown Parent, Gtd. Notes		7.38	10/15/2024	1,030,000	[b,c]	1,031,179
The Dun & Bradstreet, Sr. Unscd. Notes		10.25	2/15/2027	2,585,000	[b,c]	2,875,334
					13,548,770
Insurance - 3.7%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	2,085,000	[b]	2,196,673
AssuredPartners, Sr. Unscd. Notes		7.00	8/15/2025	1,765,000	[b]	1,770,498
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	675,000	[b]	697,228
HUB International, Sr. Unscd. Notes		7.00	5/1/2026	1,535,000	[b,c]	1,536,543
USI, Sr. Unscd. Notes		6.88	5/1/2025	1,680,000	[b]	1,699,933
					7,900,875
Materials - 7.8%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	620,000	[b]	671,845
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	883,000		956,838
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	2,192,000	[b]	2,172,414
Ardagh Packaging Finance, Gtd. Notes		5.25	8/15/2027	1,960,000	[b]	1,927,288
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	465,000	[b,c]	457,239
Flex Acquisition, Sr. Unscd. Notes		6.88	1/15/2025	225,000	[b]	217,826
Flex Acquisition, Sr. Unscd. Notes		7.88	7/15/2026	1,185,000	[b]	1,152,892
LABL Escrow Issuer, Sr. Scd. Notes		6.75	7/15/2026	1,180,000	[b,c]	1,230,333
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	1,255,000	[b,c]	1,336,299
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	700,000	[b,c]	735,875
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	2,250,000	[b,c]	2,046,915
Reynolds Group Issuer, Gtd. Notes		7.00	7/15/2024	1,795,000	[b]	1,804,253
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	1,845,000	[b]	1,976,115
					16,686,132
Media - 8.4%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/2026	1,540,000	[b]	1,620,889
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,750,000	[b]	1,770,395
CSC Holdings, Gtd. Notes		6.50	2/1/2029	200,000	[b]	218,875
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	970,000	[b,c]	1,014,518
CSC Holdings, Sr. Unscd. Notes		7.50	4/1/2028	1,735,000	[b,c]	1,898,359
CSC Holdings, Sr. Unscd. Notes		10.88	10/15/2025	700,000	[b]	754,142
Diamond Sports Group, Gtd. Notes		6.63	8/15/2027	810,000	[b,c]	436,209
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	965,000	[b,c]	704,373
DISH DBS, Gtd. Notes		7.75	7/1/2026	1,885,000		2,001,832
Meredith, Sr. Scd. Notes		6.50	7/1/2025	607,000	[b]	603,965

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.1% (continued)
Media - 8.4% (continued)
Midcontinent Communications, Gtd. Notes		5.38	8/15/2027	760,000	[b,c]	774,394
Nexstar Broadcasting, Gtd. Notes		5.63	7/15/2027	1,050,000	[b,c]	1,052,657
Radiate Holdco, Sr. Unscd. Notes		6.63	2/15/2025	725,000	[b,c]	724,170
Radiate Holdco, Sr. Unscd. Notes		6.88	2/15/2023	1,251,000	[b]	1,271,197
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	970,000	[b]	920,714
Sinclair Television Group, Gtd. Notes		5.13	2/15/2027	215,000	[b,c]	196,415
Summer BidCo, Sr. Unscd. Bonds	EUR	9.75	11/15/2025	1,242,443	[b]	1,320,129
TEGNA, Gtd. Notes		5.00	9/15/2029	870,000	[b]	820,532
					18,103,765
Metals & Mining - 3.6%
Arconic, Scd. Notes		6.13	2/15/2028	1,445,000	[b,c]	1,448,721
Arconic, Sr. Scd. Notes		6.00	5/15/2025	105,000	[b,c]	108,216
First Quantum Minerals, Gtd. Notes		7.25	4/1/2023	2,970,000	[b,c]	2,855,106
First Quantum Minerals, Gtd. Notes		7.50	4/1/2025	560,000	[b]	537,104
Freeport-McMoRan, Gtd. Notes		5.45	3/15/2043	870,000		855,545
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	1,520,000	[b,c]	1,459,360
Kaiser Aluminum, Gtd. Notes		6.50	5/1/2025	445,000	[b,c]	463,078
					7,727,130
Real Estate - 2.4%
Brookfield Property REIT, Sr. Scd. Notes		5.75	5/15/2026	780,000	[b,c]	660,925
Greystar Real Estate Partners, Sr. Scd. Notes		5.75	12/1/2025	835,000	[b,c]	843,517
Iron Mountain, Gtd. Notes		5.25	7/15/2030	1,055,000	[b,c]	1,036,353
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	2,630,000	[b]	2,278,514
Realogy Group, Scd. Notes		7.63	6/15/2025	225,000	[b,c]	225,000
					5,044,309
Retailing - 1.9%
Burlington Coat Factory Warehouse, Sr. Scd. Notes		6.25	4/15/2025	605,000	[b]	633,359
Macy's, Sr. Scd. Notes		8.38	6/15/2025	1,170,000	[b,c]	1,166,344
PetSmart, Gtd. Notes		7.13	3/15/2023	1,100,000	[b]	1,086,844
Staples, Sr. Scd. Notes		7.50	4/15/2026	1,555,000	[b]	1,225,146
					4,111,693
Technology Hardware & Equipment - 2.4%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,245,000	[b]	1,402,394
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	1,295,000	[b]	1,306,085
Everi Payments, Gtd. Notes		7.50	12/15/2025	685,000	[b]	658,384
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	1,690,000	[b]	1,716,389
					5,083,252
Telecommunication Services - 7.7%
Altice France, Sr. Scd. Notes		8.13	2/1/2027	1,305,000	[b,c]	1,430,469

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 131.1% (continued)
Telecommunication Services - 7.7% (continued)
Altice France Holding, Gtd. Notes	6.00	2/15/2028	620,000	[b]	589,778
Altice France Holding, Sr. Scd. Notes	10.50	5/15/2027	1,830,000	[b,c]	2,023,843
CenturyLink, Sr. Unscd. Notes	5.63	4/1/2025	170,000	[c]	176,223
CenturyLink, Sr. Unscd. Notes, Ser. Y	7.50	4/1/2024	1,145,000	[c]	1,260,256
Cincinnati Bell, Gtd. Notes	7.00	7/15/2024	435,000	[b,c]	445,055
Cincinnati Bell, Gtd. Notes	8.00	10/15/2025	1,005,000	[b]	1,052,632
CommScope, Gtd. Notes	7.13	7/1/2028	525,000	[b]	526,365
CommScope, Gtd. Notes	8.25	3/1/2027	3,620,000	[b]	3,726,645
Connect Finco, Sr. Scd. Notes	6.75	10/1/2026	1,375,000	[b]	1,301,987
DKT Finance, Sr. Scd. Notes	9.38	6/17/2023	1,775,000	[b,c]	1,790,531
Embarq, Sr. Unscd. Notes	8.00	6/1/2036	1,590,000	[c]	1,789,100
Intrado, Gtd. Notes	8.50	10/15/2025	645,000	[b,c]	514,791
				16,627,675
Utilities - .7%
NRG Energy, Gtd. Notes	7.25	5/15/2026	1,400,000	[c]	1,480,241
Total Bonds and Notes (cost $287,029,622)			281,450,451

Floating Rate Loan Interests - 5.1%
Chemicals - .5%
Polar US Borrower, Initial Term Loan, 1 Month LIBOR +4.75%	4.93	10/16/2025	1,053,950	[d]	995,983
Commercial & Professional Services - .4%
Pi Lux Finco, Second Lien Facility 1 Term Loan, 3 Month LIBOR +7.25%	8.32	1/1/2026	935,000	[d]	839,163
Energy - .9%
Granite Acquisition, Second Lien Term Loan B, 3 Month LIBOR +7.25%	8.25	12/19/2022	1,055,501	[d]	1,040,988
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%	6.75	6/21/2026	1,111,600	[d]	919,849
				1,960,837
Food Products - .4%
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%	5.93	1/31/2028	975,000	[d]	943,313
Health Care - .0%
Auris Luxembourg III, Facility B2 Term Loan, 1 Month LIBOR +3.75%	3.93	2/21/2026	99,496	[d]	87,557
Industrial - .3%
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%	5.00	3/8/2025	856,218	[d]	620,758

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 5.1% (continued)
Information Technology - .3%
Evergreen Skills Lux, First Lien Initial Term Loan, 3 Month PRIME +5.75%	9.00	4/28/2021	837,257	[d,e]	526,049
SkillSoft, Senior Secured SuperPriority DIP Term Loan, 1 Month LIBOR +7.50%	8.50	9/16/2020	47,896	[d,f]	45,262
				571,311
Insurance - 2.0%
Asurion, Second Lien Replacement Term Loan B-2, 1 Month LIBOR +6.50%	6.68	8/4/2025	3,240,000	[d]	3,231,900
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.68	2/28/2025	1,259,305	[d]	1,105,040
				4,336,940
Materials - .1%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.86	7/31/2025	112,983	[d]	104,862
Technology Hardware & Equipment - .2%
Everi Payments, Term Loan, 3 Month LIBOR +10.5%	11.50	5/9/2024	500,000	[d]	505,000
Total Floating Rate Loan Interests (cost $11,899,979)			10,965,724

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares iBoxx High Yield Corporate Bond ETF (cost $810,478)			10,600		865,172
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $269,973)	0.13	7/30/2020	270,000	[g]	269,974
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 6.4%
Registered Investment Companies - 6.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $13,724,358)	0.22		13,724,358	[h]	13,724,358
Total Investments (cost $313,734,410)			143.1%	307,275,679
Liabilities, Less Cash and Receivables			(43.1%)	(92,559,595)
Net Assets			100.0%	214,716,084

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

REIT—Real Estate Investment Trust

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $215,688,454 or 100.45% of net assets.

c Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Non-income producing—security in default.

f The fund held Level 3 securities at June 30, 2020, these securities were valued at $45,262 or .02% of net assets.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

June 30, 2020 (Unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	-	9,688,655	-	9,688,655
Corporate Bonds	-	271,761,796	-	271,761,796
Exchange-Traded Funds	865,172	-	-	865,172
Floating Rate Loan Interests	-	10,920,462	45,262	10,965,724
Investment Companies	13,724,358	-	-	13,724,358
U.S. Treasury Securities	-	269,974	-	269,974
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(15,609)	-	(15,609)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Strategies Fund

June 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
Goldman Sachs
Euro	880,000	United States Dollar	992,138	7/31/2020	(2,772)
United States Dollar	9,039,321	Euro	8,050,000	7/31/2020	(11,133)
United States Dollar	2,737,281	British Pound	2,210,000	7/31/2020	(1,704)
Gross Unrealized Depreciation					(15,609)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2020 is discussed below.

NOTES

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2020, accumulated net unrealized depreciation on investments was $6,458,731, consisting of $6,461,712 gross unrealized appreciation and $12,920,443 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.